Annual Total Returns - Index 500 Portfolio [BarChart] - 02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-10 - Index 500 Portfolio - VIP Index 500 Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	2.04%
Annual Return 2012	15.91%
Annual Return 2013	32.25%
Annual Return 2014	13.57%
Annual Return 2015	1.33%
Annual Return 2016	11.86%
Annual Return 2017	21.71%
Annual Return 2018	(4.49%)
Annual Return 2019	31.35%
Annual Return 2020	18.24%